Basis of Preparation of the Consolidated Financial Statements and Summary of Significant Accounting Policies and Practices	12 Months Ended
Dec. 31, 2018
Text block [abstract]
Basis of Preparation of the Consolidated Financial Statements and Summary of Significant Accounting Policies and Practices

2. Basis of Preparation of the Consolidated Financial Statements and Summary of Significant Accounting Policies and Practices

a) Basis of preparation

The accompanying consolidated financial statements have been prepared in conformity with International Financial Reporting Standards, as issued by the International Accounting Standards Board (“IASB”) (hereafter referred to as IFRS).

The consolidated financial statements have been prepared on the historical cost basis, except for the derivative financial instruments, the trust assets of post-employment and other employee benefit plans and the investments in equity at fair value through OCI which are presented at their market value.

Effectively July 1, 2018, the Argentinian economy is considered to be hyperinflationary in accordance with the criteria in IAS 29 “Financial Reporting in Hyperinflationary Economies” (“IAS 29”). Accordingly, for the Argentina subsidiaries, we have included, adjustments for hyperinflation and reclassifications as is required by the standard for purposes of presentation of IFRS in the consolidated financial statements.

The preparation of these consolidated financial statements under IFRS requires the use of critical estimates and assumptions that affect the amounts reported for certain assets, liabilities, income and expenses. It also requires that management exercise judgment in the application of the Company’s accounting policies. Actual results could differ from these estimates and assumptions.

The Mexican peso is the functional currency of the Company’s Mexican operations and the consolidated reporting currency of the Company.

i) Changes in Accounting Policies and Disclosures

The Company applied IFRS 15 “Revenue from Contracts with Customers” (IFRS 15) and IFRS 9 “Financial Instruments” (IFRS 9) for the first time effective January 1, 2018. The nature and effect of the changes as a result of adoption of these new accounting standards are described below.

The accounting policies applied in the preparation of the consolidated financial statements for the year ended December 31, 2018 are consistent with those used in the preparation of the Company´s consolidated annual financial statements for the years ended December 31, 2017 and 2016, with the exception of the following new standards and amendments to existing standards issued by the IASB, which were mandatory for annual periods beginning on or after January 1, 2018:

a) IFRS 15 Revenue from contract with customer

In May 2014, the IASB issued the new standard IFRS 15. The new standard for revenue recognition aims at standardizing the multitude of regulations previously included in various standards, and may require more judgment and estimates than with the revenue recognition processes that were required under the previously existing revenue recognition standards

IFRS 15 supersedes IAS 11 Construction Contracts, IAS 18 Revenue and related Interpretations and it applies, with limited exceptions, to all revenue arising from contracts with customers. IFRS 15 establishes a five-step model to account for revenue arising from contracts with customers and requires that revenue be recognized at an amount that reflects the consideration to which an entity expects to be entitled in exchange for transferring goods or services to a customer.

IFRS 15 requires entities to exercise judgment, taking into consideration all of the relevant facts and circumstances when applying each step of the model to contracts with their customers. The standard also specifies the accounting for the incremental costs of obtaining a contract and the costs directly related to fulfilling a contract. In addition, the standard requires relevant disclosures.

The Company adopted IFRS 15 using the modified retrospective method of adoption with the date of initial application on January 1, 2018. Under this method, the standard can be applied either to all contracts at the date of initial application or only to contracts that are not completed at this date. The Company elected to apply the standard to all contracts as of January 1, 2018.

The cumulative effect of initially applying IFRS 15 was recognized at the date of initial application as an adjustment to the opening balance of retained earnings. Therefore, the comparative information was not restated and continues to be reported under IAS 11, IAS 18 and related Interpretations. The most significant changes in the implementation of IFRS 15 are the earlier recognition of revenue from the sale of goods, and the capitalization and deferral of the incremental contracts acquisition costs over the expected period of benefit.

The effect of adopting IFRS 15 as of January 1, 2018 was, as follows:

	Reference	Increase
Assets:
Subscribers, distributors, recoverable taxes, contract assets and other, net	(a), (b), (c)	Ps.	31,261,436

Liabilities:
Current liabilities	(c)	Ps.	562,651
Deferred income taxes	(d)		8,725,841

		Ps.	9,288,492

Equity:
Retained earnings	(a), (b), (c), (d)		21,454,504
Non-controlling interests			518,440

Total equity			21,972,944

Total liabilities and equity		Ps.	31,261,436

Set out below are, the impacts of adopting IFRS 15 on the Company´s consolidated financial statements for the year ended December 31, 2018:

	Reference	As reported		Figures without adoption of IFRS 15		Adjustments
Operating revenues:
Revenues services	(a), (b)	Ps.	863,647,642	Ps.	881,530,167	Ps.	(17,882,525)
Sales of equipment	(a), (b)		174,560,039		158,721,765		15,838,274

			1,038,207,681		1,040,251,932		(2,044,251)

Operating costs and expenses:
Cost of sales and services		Ps.	508,822,430	Ps.	509,100,174	Ps.	(277,744)
Commercial, administrative and general and other expenses	(c)		234,115,500		240,010,631		(5,895,131)
Depreciation and amortization			155,712,580		155,712,580		—

			898,650,510		904,823,385		(6,172,875)

			139,557,171		135,428,547		4,128,624
Financial items, net			38,563,536		38,356,359		207,177
Equity interest in net result of associated companies			267		267		—
Income tax	(d)		46,477,079		45,496,698		980,381
Non-controlling interests			(1,950,626)		(1,950,626)		—

Net profit for the year		Ps.	52,566,197	Ps.	49,625,131	Ps.	2,941,066

	Reference	As reported		Balances without adoption of IFRS 15		Adjustments
Assets:
Current assets:
Cash and cash equivalents and equity investments at fair value		Ps.	70,675,896	Ps.	70,675,896	Ps.	—
Subscribers, distributors, recoverable taxes, contract assets and other, net	(a), (b), (c)		216,226,920		185,303,634		30,923,286
Other current assets, net			62,152,708		62,152,708		—

Total current assets			349,055,524		318,132,238		30,923,286
Non-current assets:
Property, plant and equipment, net			640,000,720		640,000,720		—
Intangibles and other assets, net			424,485,276		424,485,276		—
Subscribers, distributors, recoverable taxes, contract assets and other, net	(a), (b), (c)		15,681,872		10,244,609		5,437,263

Total assets		Ps.	1,429,223,392	Ps.	1,392,862,843	Ps.	36,360,549

Liabilities and equity:
Current liabilities:
Short-term debt and current portion of long-term debt		Ps.	96,230,634	Ps.	96,230,634	Ps.	—
Accounts payable and other liabilities			338,116,412		337,448,940		667,472
Deferred revenues			32,743,843		32,315,690		428,153

Total current liabilities			467,090,889		465,995,264		1,095,625
Non-current-liabilities:
Long-term debt			542,691,819		542,691,819		—
Deferred income taxes	(d)		24,573,441		15,382,500		9,190,941
Other liabilities			148,994,821		148,994,821		—

Total liabilities			1,183,350,970		1,173,064,404		10,286,566
Total equity	(d)		245,872,422		219,798,439		26,073,983

Total liabilities and equity		Ps.	1,429,223,392	Ps.	1,392,862,843	Ps.	36,360,549

IFRS 15 Revenues from contracts with customers

IFRS 15 establishes a comprehensive framework for determining when to recognize revenue and how much revenue to recognize. The principle core is that an entity should recognize revenue to depict the transfer of promised goods or services to the customer in an amount that reflects the consideration to which the entity expects to be entitled in exchange for those goods or services. The most significant changes in the implementation of IFRS 15 are as follows:

a.

The Company provides fixed and mobile services. These services are offered independently in contracts with customers or together with the sale of handsets (mobile) under the postpaid model. In accordance with IFRS 15, the transaction price should be assigned to the different performance obligations based on their relative standalone selling price.

The Company concluded that regarding the provided services, it has market observable information, to determine the standalone selling price of the services. On the other hand, in the case of the sale of bundled mobile phones sold (including service and handset) by the Company, the allocation of the sales is done based on their relative standalone selling price of each individual component related to the total bundled price. The result is that more equipment revenue is recognized at the moment of a sale and, therefore, less service revenue from the monthly fee are being recognized under the new standard.

The Company concluded as well that the provided services are satisfied over the time of the contract period, given that the customer simultaneously receives and consumes the benefits provided by the Company.

Such service bundles, voice and data, accomplish the criteria mentioned in IFRS 15 of being substantially similar and of having the same transfer pattern which is why the Company concluded that the revenue from these different services offered to its customers are considered as a single performance obligation with revenue being recognized over time, except for sales of equipment.

b.

Under IFRS 15, for those contracts with customers in which generally the sale of equipment and other electronic equipment is a single performance obligation, the Company recognizes the revenue at the moment when it transfers control to the customer which generally occurs when such goods are delivered. The latter is consistent with the previous accounting policy.

c.

The Company pays commissions to its distributors for obtaining new customers; such commissions were expensed as incurred under the previous accounting. Under IFRS 15, commissions are considered incremental contract acquisition costs that are capitalized and are amortized over the expected period of benefit, during the average duration of customer contracts.

d.

In addition to the adjustments described above, other items such as deferred taxes and non-controlling interests were adjusted to retained earnings as necessary upon adoption of IFRS 15 as of January 1, 2018.

b) IFRS 9, Financial Instruments

IFRS 9 was issued in July 2014 and replaced IAS 39 Financial Instruments and relates to the classification and measurement of financial instruments, impairment; and hedge accounting.

The Company applied IFRS 9 prospectively, with an initial application date of January 1, 2018. The Company has not restated the comparative information, which continues to be reported under IAS 39.

The effect of adopting IFRS 9 as of January 1, 2018 was, as follows:

	Adjustments	January 1, 2018
Assets
Trade receivables	(a)	Ps.	(2,400,783)
Deferred tax assets	(b)		544,628

Total assets		Ps.	(1,856,155)

Equity
Retained earnings	(a), (b)	Ps.	(1,856,155)

Total adjustment on equity		Ps.	(1,856,155)

IFRS 9 sets out the requirements for recognizing and measuring financial assets and financial liabilities. This new standard includes:

a) Impairment

The adoption of IFRS 9 has fundamentally changed the Company´s accounting for impairment losses for financial assets by replacing IAS 39’s incurred loss approach with a forward-looking expected credit loss approach. IFRS 9 requires the Company to recognize an allowance for expected credit loss for all debt instruments not held at fair value through profit or loss and contract assets.

Upon adoption of IFRS 9 the Company recognized an impairment on the Company´s trade receivables at fair value Ps 2,400,783 as of January 1, 2018, which resulted in a decrease in Retained earnings. There were no impairment losses that impacted the carrying amount of debt instruments at fair value through OCI in the statements of financial position, which remains at fair value.

b) Other adjustments

In addition to the adjustments described above, other items such as deferred taxes and non-controlling interests were adjusted to retained earnings as necessary upon adoption of IFRS 9 as of January 1, 2018.

The new requirements of IFRS 9 regarding hedge accounting do not have an effect on the consolidated financial statements as hedge accounting is not applied. The Company continues to consider the hedges to be under IAS 39 as allowed by IFRS 9.

Compared to IAS 39, the application of IFRS 9 had an immaterial effect on the consolidated financial statements in 2018, including classification of financial assets and liabilities.

c) Impact of the application for hyperinflation in Argentina

In the recent years, the Argentina economy has shown high rates of inflation. Although inflation data has not been consistent in recent years and several indexes have coexisted, inflation in Argentina indicates that the three-year cumulative inflation rate recently exceeded 100%, which is the quantitative reference established by IAS 29. As a result, Argentina is considered a hyperinflationary economy in 2018 and the Company applies hyper-inflation accounting to its subsidiary whose functional currency is the Argentine peso for financial information for periods ending on or after July 1, 2018, however the calculation of the accumulative impact was measured as of January 1, 2019.

In order to restate for hyperinflation its financial statements, the subsidiary used the series of indices defined by resolution JG No. 539/18 issued by the “Federación Argentina de Consejos Profesionales de Ciencias Económicas” (FACPCE), based on the National Consumer Price Index (IPC) published by the Instituto Nacional de Estadística y Censos (INDEC) of the Argentine Republic and the Wholesale Internal Price Index (IPIM) published by FACPCE. The cumulative index December 31, 2018 is 184.255, while on an annual inflation for 2018 is 48%.

The main implications are as follows:

•

Adjustment of the historical cost of non-monetary assets and liabilities and equity items from their date of acquisition, or the date of inclusion in the consolidated statements of financial position, to the end of the year, in order to reflect changes in the currency’s purchasing power caused by inflation.

•

The gain on the net monetary position caused by the impact of inflation in the year is included in the consolidated statements of comprehensive income as part of the caption “Valuation of derivatives, interest cost from labor obligations and other financial items, net. Items in the income statements and in the statements of cash flows are adjusted by the inflation index since their origination, with a balancing entry, and a reconciling item in the statements of cash flows, respectively.

•	All items in the financial statements of the Argentine company are translated at the closing exchange rate, which at December 31, 2018 was 0.5221 argentine pesos per mexican peso.

•	Financial information for financial years prior to 2018 are not restated.

The main impact in the consolidated financial statements of the Company in 2018 of applying hyperinflationary accounting under IAS 29 are shown below:

Impact of the application of hyperinflation adjustments in 2018
Impact in:
Operating revenues	Ps. 6,286,140
Operating loss	(1,423,252)
Financial loss	(1,289,317)
Gain on net monetary positions	4,429,145
Income tax	(770,928)
Net profit for the year	945,647
Current assets	1,866,674
Non-current assets	19,796,073
Total liabilities	4,890,166
Total equity (i)	16,772,581

(i)	This total includes the initial effect of hyperinflation of Ps. 15,826,934 and the net effect on results due to the hyperinflation of the year of Ps. 945,647.

ii) Basis of consolidation

The consolidated financial statements include the accounts of América Móvil, S.A.B. de C.V. and those subsidiaries over which the Company exercises control. The consolidated financial statements for the subsidiaries were prepared for the same period as the Company´s and applying consistent accounting policies. All of the subsidiary companies operate in the telecommunications sector or related.

Subsidiaries are entities over which the Company has control. Control is achieved when the Company has power over the investee, when it is exposed to, or has rights to, variable returns from its involvement with the investee, and has the ability to use its power over the investee to affect the amount of the investor’s returns. Subsidiaries are consolidated on a line by line basis from the date which control is achieved by the Company. The Company reassesses whether or not it controls an investee if facts and circumstances indicate that there are changes to one or more of the elements of control.

Changes in the Company’s ownership interests in a subsidiary that do not result in the Company losing control over the subsidiary are accounted for as equity transactions. The carrying amounts of the equity attributable to owners of the parent and non-controlling interests are adjusted to reflect the changes in their relative interests in the subsidiary. Any difference between the carrying amount of the non-controlling interests and the fair value of the consideration paid or received in the transaction is recognized directly in the equity attributable to the owners.

Subsidiaries are deconsolidated from the date which control ceases. When the Company ceases to have control over a subsidiary, it derecognizes the assets (including any goodwill) and liabilities of the subsidiary at their carrying amounts, derecognizes the carrying amount of non-controlling interests in the former subsidiary and recognizes the fair value of any consideration received from the transaction. Any retained interest in the former subsidiary is then remeasured to its fair value.

All intra-Company balances and transactions, and any unrealized gains and losses arising from intra-Company transactions, are eliminated in preparing the consolidated financial statements.

Non-controlling interests represent the portion of profits or losses and net assets not held by the Company. Non-controlling interests are presented separately in the consolidated statements of comprehensive income and in equity in the consolidated statements of financial position separately from Company’s own equity.

Associates:

An associate is an entity over which the Company has significant influence. Significant influence is the power to participate in the financial and operating policy decisions of the investee but does not have control or joint control over those decisions.

The Company’s investment in associates includes goodwill identified on acquisition, net of any accumulated impairment losses.

The investments in associated companies in which the Company exercises significant influence are accounted for using the equity method, whereby Company recognizes its share in the net profit (losses) and equity of the associate.

The results of operations of the subsidiaries and associates are included in the Company’s consolidated financial statements beginning as of the month following their acquisition and its share of other comprehensive income after acquisition is recognized directly in other comprehensive income.

The Company assesses at each reporting date whether there is objective evidence that investment in associates is impaired. If so, the Company calculates the amount of impairment as the difference between the recoverable amount of the associate and its carrying value.

The equity interest in the most significant subsidiaries at December 31, 2017 and 2018 is as follows:

Company name	Country	Equity interest at December 31
		2017	2018
Subsidiaries:
América Móvil B.V. a)	Netherlands	100.0%	100.0%
Compañía Dominicana de Teléfonos, S.A. (“Codetel”) b)	Dominican Republic	100.0%	100.0%
Sercotel, S.A. de C.V. a)	Mexico	100.0%	100.0%
Radiomóvil Dipsa, S.A. de C.V. and subsidiaries (“Telcel”) b)	Mexico	100.0%	100.0%
Puerto Rico Telephone Company, Inc. b)	Puerto Rico	100.0%	100.0%
Servicios de Comunicaciones de Honduras, S.A. de C.V. (“Sercom Honduras”) b)	Honduras	100.0%	100.0%
TracFone Wireless, Inc. (“TracFone”) b)	USA	100.0%	100.0%
Claro S.A. (Claro Brasil) b)	Brazil	97.7%	98.2%
Telecomunicaciones de Guatemala, S.A. (“Telgua”) b)	Guatemala	99.3%	99.3%
Empresa Nicaragüense de Telecomunicaciones, S.A. (“Enitel”) b)	Nicaragua	99.6%	99.6%
Compañía de Telecomunicaciones de El Salvador, S.A. de C.V. (“CTE”) b)	El Salvador	95.8%	95.8%
Comunicación Celular, S.A. (“Comcel”) b)	Colombia	99.4%	99.4%
Telmex Colombia, S.A. b)	Colombia	99.3%	99.3%
Consorcio Ecuatoriano de Telecomunicaciones, S.A. (“Conecel”) b)	Ecuador	100.0%	100.0%
AMX Argentina, S.A. b)	Argentina	100.0%	100.0%
AMX Paraguay, S.A. b)	Paraguay	100.0%	100.0%
AM Wireless Uruguay, S.A. b)	Uruguay	100.0%	100.0%
Claro Chile, S.A. b)	Chile	100.0%	100.0%
América Móvil Perú, S.A.C b)	Peru	100.0%	100.0%
Claro Panamá, S.A. b)	Panamá	100.0%	100.0%
Teléfonos de México, S.A.B. de C.V. b)	Mexico	98.8%	98.8%
Telekom Austria AG b)	Austria	51.0%	51.0%

a)	Holding companies
b)	Operating companies of mobile and fixed services

iii) Basis of translation of financial statements of foreign subsidiaries and associated companies

The operating revenues of foreign subsidiaries jointly represent approximately 72%, 74% and 73% of consolidated operating revenues of 2016, 2017 and 2018, respectively, and their total assets jointly represent approximately 81% and 80% of consolidated total assets at December 31, 2017 and 2018, respectively.

The financial statements of foreign subsidiaries have been prepared under or translated to IFRS in the respective local currency (which is their functional currency) and then translated into the Company´s reporting currency as follows:

•	all monetary assets and liabilities were translated at the closing exchange rate of the period;

•	all non-monetary assets and liabilities at the closing exchange rate of the period;

•	equity accounts are translated at the exchange rate at the time the capital contributions were made and the profits were generated;

•

revenues, costs and expenses are translated at the average exchange rate of the period, except for the operations of the subsidiaries in Argentina; whose economy is considered hyperinflationary since 2018;

•	the resulting difference from the translation process is recognized in equity in the caption Cumulative translation adjustment;

•

the consolidated statements of cash flows presented using the indirect method were translated using the weighted-average exchange rate for the applicable period (except for Argentina), and the resulting difference is shown in the consolidated statements of cash flows under the heading “Adjustment to cash flows due to exchange rate fluctuations, net”.

The basis of translation for the operations of the subsidiaries in Argentina are described in Note 2i, c)

The difference resulting from the translation process is recognized in equity in the caption “Effect of translation of foreign entities”. At December 31, 2017 and 2018, the cumulative translation adjustment was Ps. 7,866,158 and Ps. (53,357,300), respectively.

b) Revenue recognition

The Company revenues are derived principally from providing the following telecommunications services and products: wireless voice, wireless data and value-added services, fixed voice, fixed data, broadband and IT services, Pay TV and over-the-top (“OTT”) services.

The wireless voices services are offered under a variety of plans. In addition, the Company often bundle wireless data telecommunications services together with voices services. Monthly rent in post- paid is billed based on the associated plan o package rates, corresponding to when the services are provided.

As part the wireless data services, the Company offer value-added services that include Internet access, messaging and other wireless entertainment and corporative services, Revenue from such services are recognized at the time they are provided, on the date the installation or when the services are downloaded. In addition, the Company offer other wireless services, including wireless security services, mobile payments solutions, machine-to-machine services, mobile banking, virtual private network (“VPN”) services, video calls and Personal Communication Services (“PCS”).

The fixed voices services include local, domestic and international long-distance and public telephone services, under a variety of plans, specifically tailored to our residential and corporate clients. Revenue from the local services are derived from the monthly rent for services and the long-distances revenues are recognized at the time the service is provided.

The Company offer data services, including data centers, data administration and hosting services to our residential and corporate clients under a variety of plans. These revenues are recognized at the time the service is provided.

The residential broadband access are typically bundled with voice services and are competitively priced as a function of the desired or available speed. As a complement to these services, the Company offer a number of products such as home networking and smart home services. In addition, The Company provide different IT solutions for small business and large corporations.

The Company offer Pay TV through cable and satellite TV subscriptions to both retail and corporate customers under a variety of plans. These services are offered through individual subscription plans as well as in bundled packages of services, along with broadband, fixed voice and wireless services. In addition, the Company sell video, audio and other media content that is delivered through the internet directly from the content provider to the viewer or end user. These revenues are recognized at the time the service is provided.

The Company sells to its customers bundles of different services (fixed line, mobile, broadband internet, streaming and pay TV, among others) which elements are evaluated to determine if it is necessary to separate the different identifiable components and apply the income recognition policy corresponding to each element.

Total package revenue is allocated among the identified elements based on their respective standalone selling prices.

Determining standalone selling prices for each identified element requires estimates that are complex due to the nature of the business. A change in estimates of standalone selling prices could affect the apportionment of revenue among the elements and, as a result, the timing of recognition of revenues.

Transaction prices are allocated to the performance obligations by reference to the relative stand-alone selling prices of the products and services. The stand-alone selling prices of products are based on the market prices whereas the standalone selling prices of services are available separately, as services are also offered on a stand-alone basis, i.e. without hardware.

Some subsidiaries have loyalty programs where the Company awards credits customer credit awards referred as “points”. The customer can redeem accrued “points” for awards such as devices, accessories or airtime. The Company provides all awards. The consideration allocated to the award credits is identified as a separate performance obligation; the corresponding liability of the award credits is measured at its fair value. The consideration allocated to award credits amount is recognized as a contract liability until the points are redeemed. Revenue is recognized upon redemption of products by the customer.

c) Cost of sales

The cost of mobile equipment and computers is recognized at the time the client and distributor receives the device that is when the control is are transferred to the customer.

d) Cost of services

The cost of services represents the costs incurred to properly deliver the services to the customers, it includes the network operating costs and licenses related costs and is accounted at the moment in which such services are provided.

e) Commissions to distributors

The Company pays commissions to its distributors different than those that acquire customers. Such commissions are recognized in “commercial, administrative and general expenses” in the consolidated statements of comprehensive income at the time in which the distributor either reports an activation or reaches certain number of lines activated or obtained at a certain point of time.

f) Cash and cash equivalents

Cash and cash equivalents represent bank deposits and liquid investments with maturities of less than three months. These amounts are stated at cost plus accrued interest, which is similar to their market value.

The Company also maintains restricted cash held as collateral to meet certain contractual obligations. Restricted cash is presented as part of “Other assets” within other non-current financial assets given that the restrictions are long-term in nature (See Note 9).

g) Equity investments at fair value through OCI and other short-term investments

Equity investments at fair value through OCI and other short-term investments are primarily composed of equity investments and other short-term financial investments. Amounts are initially recorded at their estimated fair value. Fair value adjustments for equity investments are recorded through other comprehensive income, while fair value adjustments for other short-term investments are recorded in the Consolidated Statements of Comprehensive Income as they occur.

h) Inventories

Inventories are initially recognized at historical cost and are valued using the average cost method without exceeding their net realizable value.

The estimate of the realizable value of inventories on-hand is based on their age and turnover.

i) Business combinations and goodwill

Business combinations are accounted for using the acquisition method, which in accordance with IFRS 3, “Business acquisitions”, consists in general terms as follows:

(i)	Identify the acquirer

(ii)	Determine the acquisition date

(iii)	Value the acquired identifiable assets and assumed liabilities

(iv)	Recognize the goodwill or a bargain purchase gain

For acquired subsidiaries, goodwill represents the difference between the purchase price and the fair value of the net assets acquired at the acquisition date. The investment in acquired associates includes goodwill identified on acquisition, net of any impairment loss.

Goodwill is reviewed annually to determine its recoverability or more often if circumstances indicate that the carrying value of the goodwill might not be fully recoverable.

The possible loss of value in goodwill is determined by analyzing the recovery value of the cash generating unit (or the group thereof) to which the goodwill is associated at the time it was originated. If this recoverable amount is lower than the carrying value, an impairment loss is charged to the results of operations. The recoverable amount is determined based on the higher of fair value less cost of disposal or value in use.

For the years ended December 31, 2016, 2017 and 2018, no impairment losses were recognized for the goodwill shown in the Company’s consolidated statements of financial position.

j) Property, plant and equipment

i) Property, plant and equipment are recorded at acquisition cost, net of accumulated depreciation. Depreciation is computed on the cost of the assets using the straight line method, based on the estimated useful lives of the related assets, beginning the month after they become available for use.

Borrowing costs that are incurred for general financing for construction in progress for periods exceeding six months are capitalized as part of the cost of the asset. During 2016, 2017 and 2018 the borrowing costs that were capitalized amounted to Ps. 2,861,307, Ps. 2,875,034 and Ps. 2,020,288 respectively.

In addition to the purchase price and costs directly attributable to preparing an asset in terms of its physical location and condition for operating as intended by management, when required, the cost also includes the estimated costs of dismantling and removal of the asset and for restoration of the site where it is located (See Note 15c).

ii) The net book value of property, plant and equipment is removed from the consolidated statements of financial position at the time the asset is sold or when no future economic benefits are expected from its use or sale. Any gains or losses on the sale of property, plant and equipment represent the difference between net proceeds of the sale and the net book value of the item at the time of sale. These gains or losses are recognized as either other operating income or other operating expenses upon sale.

iii) The Company periodically assesses the residual values, useful lives and depreciation methods associated with its property, plant and equipment. If necessary, the effects of any changes in accounting estimates is recognized prospectively, at the closing of each period, in accordance with IAS 8, “Accounting Policies, Changes in Accounting Estimates and Errors”.

For property, plant and equipment made up of several components with different useful lives, the major individual components are depreciated over their individual useful lives. Maintenance costs and repairs are expensed as incurred.

Annual depreciation rates are as follows:

Network infrastructure	5	%-33%
Buildings and leasehold improvement	2	%-33%
Other assets	10	%-50%

iv) The carrying value of property, plant and equipment is reviewed if there are indicators of impairment in such assets. If an asset’s recovery value is less than the asset’s net carrying value, the difference is recognized as an impairment loss.

During the years ended December 31, 2016, 2017 and 2018, no impairment losses were recognized.

v) Spare parts for network operation is valued using the average cost method, without exceeding its net realizable value.

The valuation of inventory for network considered obsolete, defective or slow-moving, is reduced to their estimated net realizable value. The estimate of the recovery value of inventories is based on their age and turnover.

k) Intangibles

i) Licenses

Licenses to operate wireless telecommunications networks granted by the governments of the countries in which the Company operates are recorded at acquisition cost or at fair value at their acquisition date, net of accumulated amortization. Certain licenses require payments to the governments, such payments are recognized in the cost of service and equipment.

The licenses that in accordance with government requirements are categorized as automatically renewable, for a nominal cost and with substantially consistent terms, are considered by the Company as intangible assets with an indefinite useful life. Accordingly, they are not amortized. Licenses are amortized when the Company does not have a basis to conclude that they are indefinite lived. Licenses are amortized using the straight-line method over a period ranging from 3 to 30 years, which represents the usage period of the assets.

The Company has conducted an internal analysis on the applicability of the International Financial Reporting Interpretation Committee (“IFRIC”) No. 12 (Service Concession Agreements) and has concluded that its concessions are outside the scope of IFRIC 12. To determine the applicability of IFRIC 12, the Company analyzes each concession or group of similar concessions in a given jurisdiction. As a threshold matter, the Company identifies those government concessions that provide for the development, financing, operation or maintenance of infrastructure used to render a public service, and that set out performance standards, mechanisms for adjusting prices and arrangements for arbitrating disputes.

With respect to those services, the Company evaluates whether the grantor controls or regulates (i) what services the operator must provide, (ii) to whom it must provide them and (iii) the applicable price (the “Services Criterion”). In evaluating whether the applicable government, as grantor, controls the price at which the Company provides its services, the Company looks at the terms of the concession agreement according to all applicable regulations. If the Company determines that the concession under analysis meets the Services Criterion, then the Company evaluates whether the grantor would hold a significant residual interest in the concession’s infrastructure at the end of the term of the arrangement.

ii) Trademarks

Trademarks are recorded at their fair value at the valuation date when acquired. The useful lives of trademarks are assessed as either definite or indefinite. Trademarks with finite useful lives are amortized using the straight-line method over a period ranging from 1 to 10 years. Trademarks with indefinite useful lives are not amortized, but are tested for impairment annually at the cash generating unit level. The assessment of indefinite life is reviewed annually to determine whether the indefinite life continues to be supportable, if not, the change in useful life from indefinite to definite is made on a prospective basis.

iii) Irrevocable rights of use

Irrevocable rights of use are recognized according to the amount paid for the right and are amortized over the period in which they are granted.

The carrying values of the Company’s licenses and trademarks are reviewed annually and whenever there are indicators of impairment in the value of such assets. When an asset’s recoverable amount, which is the higher of the asset’s fair value, less disposal costs and its value in use (the present value of future cash flows), is less than the asset’s carrying value, the difference is recognized as an impairment loss.

iv) Customer relationships

The value of customer relations is determined and valued at the time that a new subsidiary is acquired, as determined by the Company with the assistance of independent appraisers, and is amortized on a 5 year period.

During the years ended December 31, 2016, 2017 and 2018, no impairment losses were recognized for licenses, trademarks, irrevocable rights of use or customer relationships.

l) Impairment in the value of long-lived assets

The Company assesses the existence of indicators of impairment in the carrying value of long-lived assets, investments in associates, goodwill and intangible assets according to IAS 36 “Impairment of assets”. When there are such indicators, or in the case of assets whose nature requires an annual impairment analysis (goodwill and intangible assets with indefinite useful lives), the Company estimates the recoverable amount of the asset, which is the higher of its fair value, less disposal costs, and its value in use. Value in use is determined by discounting estimated future cash flows, applying a pre-tax discount rate that reflects the time value of money and taking into consideration the specific risks associated with the asset. When the recoverable amount of an asset is below its carrying value, impairment is considered to exist. In this case, the carrying value of the asset is reduced to the asset’s recoverable amount, recognizing the loss in results of operations for the respective period. Depreciation and/or amortization expense of future periods is adjusted based on the new carrying value determined for the asset over the asset’s remaining useful life. Impairment is computed individually for each asset. Recoverable amount is determined for an individual asset, unless the asset does not generate cash inflows that are largely independent of those from other assets or group of assets.

In the estimation of impairments, the Company uses the strategic plans established for the separate cash-generating units to which the assets are assigned. Such strategic plans generally cover a period from 3 to 5 years. For longer periods, beginning in the fifth year, projections are based on such strategic plans while applying a constant or declining expected perpetual growth rate.

Key assumptions used in value in use calculations

The forecasts are made in real terms (net of inflation) and in the functional currency of the subsidiary as of December 31, 2018. Financial forecasts, premises and assumptions are similar to what any other market participant in similar conditions would consider.

Local synergies, that any other market participant would not have taken into consideration to prepare similar forecasted financial information, have not been included.

The assumptions used to develop the financial forecasts were validated for each of the cash generating units (“CGUs”), typically identified by country and by service (in the case of Mexico) taking into consideration the following:

•	Current subscribers and expected growth.

•	Type of subscribers (prepaid, postpaid, fixed line, multiple services)

•	Market environment and penetration expectations

•	New products and services

•	Economic environment of each country

•	Expenses for maintaining the current assets

•	Investments in technology for expanding the current assets

•	Market consolidation and synergies

The foregoing forecasts could differ from the results obtained through time; however, the Company prepares its estimates based on the current situation of each of the CGUs.

The recoverable amounts are based on value in use. The value in use is determined based on the method of discounted cash flows. The key assumptions used in projecting cash flows are:

•	Margin on EBITDA is determined by dividing EBITDA (operating income plus depreciation and amortization) by total revenues.

•	Margin on CAPEX is determined by dividing capital expenditures (“CAPEX”) by total revenues.

•	Pre-tax weighted average cost of capital (“WACC”) is used to discount the projected cash flows.

As discount rate, the Company uses the WACC which was determined for each of the cash generating units and is described in the following paragraphs.

The estimated discount rates to perform the IAS 36 “Impairment of assets”, impairment test for each CGU consider market participants assumptions. Market participants were selected taking into consideration size, operations and characteristics of the business that were similar to those of Company.

The discount rates represent the current market assessment of the risks specific to each CGU, taking into consideration the time value of money and individual risks of the underlying assets that have not been incorporated in the cash flow estimates. The discount rate calculation is based on the specific circumstances of the Company and its operating segments. The WACC takes into account both debt and equity costs. The cost of equity is derived from the expected return on investment for each GCU. The cost of debt is based on the interest-bearing borrowings the Company is obliged to service. Segment-specific risk is incorporated by applying individual beta factors.

The beta factors are evaluated annually based on publicly available market data.

Market participant assumptions are important because, not only do they include industry data for growth rates, but also management assesses how the CGU’s position, relative to its competitors, might change over the forecasted period.

The most significant forward-looking estimates used for the 2017 and 2018 impairment evaluations are shown below:

	Average margin on EBITDA	Average margin on CAPEX	Average pre-tax discount rate (WACC)
2017:
Europe (7 countries)	25.59% - 52.46%	7.34% - 14.97%	9.06% - 19.04%
Brazil (fixed line, wireless and TV)	35.28%	22.13%	11.71%
Puerto Rico	23.31%	8.31%	4.42%
Dominican Republic	45.79%	15.55%	19.23%
Mexico (fixed line and wireless)	35.48%	8.72%	16.13%
Ecuador	37.83%	10.07%	23.57%
Peru	29.64%	16.75%	13.61%
El Salvador	40.36%	17.99%	25.14%
Chile	22.04%	12.45%	6.15%
Colombia	41.93%	19.88%	19.06%
Other countries	9.16% - 48.18%	0.43% - 23.43%	7.89% - 24.28%

	Average margin on EBIDTA	Average margin on CAPEX	Average pre-tax discount rate (WACC)las
2018:
Europe (7 countries)	22.13% - 41.51%	8.13% - 19.40%	8.36% - 22.08%
Brazil (fixed line, wireless and TV)	36.43%	21.88%	10.38%
Puerto Rico	23.86%	9.89%	4.81%
Dominican Republic	48.64%	18.43%	17.66%
Mexico (fixed line and wireless)	36.33%	7.93%	16.30%
Ecuador	39.83%	11.26%	24.45%
Peru	30.29%	19.95%	11.52%
El Salvador	45.36%	22.61%	18.01%
Chile	25.91%	14.99%	6.62%
Colombia	45.01%	17.14%	20.29%
Other countries	7.90% - 45.91%	0.61% - 23.96%	9.97% - 31.63%

Sensitivity to changes in assumptions:

The implications of the key assumptions for the recoverable amount are discussed below:

Margin on CAPEX- The Company performed a sensitivity analysis by increasing its CAPEX by 5% and maintaining all other assumptions the same. The sensitivity analysis would require the Company to adjust the amount of its long-lived assets in its CGUs with potential impairment of approximately Ps. 1,558,823

WACC- Additionally, should the Company increase by 50 base points in WACC per CGU and maintain all other assumptions the same, the carrying amount of the long-lived assets, would be impaired by approximately Ps. 1,135,854.

m) Leases

The determination of whether an agreement is, or contains, a lease is based on the substance of the agreement and requires the Company to assess if performance of the agreement is dependent on the use of a specific asset and whether the agreement transfers the right of use of the asset to the Company.

Operating leases

Leases under which the lessor retains a significant portion of the risks and benefits inherent to the ownership of the leased asset are considered operating leases. Payments made under operating lease agreements are charged to results of operations on a straight-line basis over the rental period.

Finance leases

Lease agreements that substantially transfer all the risks and benefits of ownership of the leased assets to the Company are accounted for as finance leases. Accordingly, upon commencement of the lease, the asset, which is classified based on its nature, and its associated debt are recorded at the lower of the fair value of the leased asset or the present value of the lease payments. Finance lease payments are apportioned between the reduction of lease liability and the finance cost so that a constant interest rate is determined on the outstanding liability balance. Finance costs are charged to results of operations over the life of the agreement.

n) Financial assets and liabilities

Financial assets

Initial recognition and measurement

Financial assets are classified, at initial recognition, as subsequently measured at amortized cost, fair value through other comprehensive income (OCI), and fair value through profit or loss.

The classification of financial assets at initial recognition depends on the financial asset’s contractual cash flow characteristics and the Company’s business model for managing them, with the exception of trade receivables that do not contain a significant financing component or for which the Company has applied the practical expedient, the Company initially measures a financial asset at its fair value plus, in the case of a financial asset not at fair value through profit or loss, transaction costs.

– Subsequent measurement

For purposes of subsequent measurement, financial assets are classified in four categories:

•	Financial assets at amortized cost (debt instruments)

•	Financial assets at fair value through OCI with recycling of cumulative gains and losses (debt instruments)

•	Financial assets designated at fair value through OCI with no recycling of cumulative gains and losses upon derecognition (equity instruments)

•	Financial assets at fair value through profit or loss

Financial assets at amortized cost (debt instruments)

The Company measures financial assets at amortized cost if both of the following conditions are met:

•	The financial asset is held within a business model with the objective to hold financial assets in order to collect contractual cash flows, and

•	The contractual terms of the financial asset give rise on specified dates to cash flows that are solely payments of principal and interest on the principal amount outstanding

Financial assets at amortized cost are subsequently measured using the effective interest (EIR) method and are subject to impairment. Gains and losses are recognized in profit or loss when the asset is derecognized, modified or impaired.

The Company’s financial assets at amortized cost includes cash and cash equivalents, loans and receivables.

Financial assets at fair value through OCI with recycling of cumulative gains and losses (debt instruments)

The Company measures debt instruments at fair value through OCI if both of the following conditions are met:

•	The financial asset is held within a business model with the objective of both holding to collect contractual cash flows and selling, and

•	The contractual terms of the financial asset give rise on specified dates to cash flows that are solely payments of principal and interest on the principal amount outstanding

For debt instruments at fair value through OCI, interest income, foreign exchange revaluation and impairment losses or reversals are recognized in the statements of profit or loss and computed in the same manner as for financial assets measured at amortized cost. The remaining fair value changes are recognized in OCI. Upon derecognition, the cumulative fair value change recognized in OCI is recycled to profit or loss.

Financial assets designated at fair value through OCI with no recycling of cumulative gains and losses upon derecognition (equity instruments)

Upon initial recognition, the Company can elect to classify irrevocably its equity investments as equity instruments designated at fair value through OCI when they meet the definition of equity under IAS 32 Financial Instruments: Presentation and are not held for trading. The classification is determined on an instrument by instrument basis.

Gains and losses on these financial assets are never recycled to profit or loss. Dividends are recognized as other income in the statements of profit or loss when the right of payment has been established, except when the Company benefits from such proceeds as a recovery of part of the cost of the financial asset, in which case, such gains are recorded in OCI. Equity instruments designated at fair value through OCI are not subject to impairment assessment.

Financial assets at fair value through profit or loss

Financial assets at fair value through profit or loss include financial assets held for trading, financial assets designated upon initial recognition at fair value through profit or loss, or financial assets mandatorily required to be measured at fair value. Financial assets are classified as held for trading if they are acquired for the purpose of selling or repurchasing in the near term. Derivatives, including separated embedded derivatives, are also classified as held for trading unless they are designated as effective hedging instruments. Financial assets with cash flows that are not solely payments of principal and interest are classified and measured at fair value through profit or loss, irrespective of the business model. Notwithstanding the criteria for debt instruments to be classified at amortized cost or at fair value through OCI, as described above, debt instruments may be designated at fair value through profit or loss on initial recognition if doing so eliminates, or significantly reduces, an accounting mismatch.

Financial assets at fair value through profit or loss are carried in the statements of financial position at fair value with net changes in fair value recognized in the consolidated statements of comprehensive income within “Valuation of derivatives, interest cost from labor obligations and other financial items”.

Derecognition of financial assets

A financial asset is primarily derecognized when:

•	The rights to receive cash flows from the asset have expired, or

•

The Company has transferred its rights to receive cash flows from the asset or has assumed an obligation to pay the received cash flows in full without material delay to a third party under a ‘pass-through’ arrangement; and either (a) the Company has transferred substantially all the risks and rewards of the asset, or (b) the Company has neither transferred nor retained substantially all the risks and rewards of the asset, but has transferred control of the asset

When the Company has transferred its rights to receive cash flows from an asset or has entered into a passthrough arrangement, it evaluates if, and to what extent, it has retained the risks and rewards of ownership. When it has neither transferred nor retained substantially all the risks and rewards of the asset, nor transferred control of the asset, the Company continues to recognize the transferred asset to the extent of its continuing involvement. In that case, the Company also recognizes an associated liability. The transferred asset and the associated liability are measured on a basis that reflects the rights and obligations that the Company has retained.

Impairment of financial assets

The Company recognizes an allowance for expected credit losses (ECLs) for all debt instruments not held at fair value through profit or loss. ECLs are based on the difference between the contractual cash flows due in accordance with the contract and all the cash flows that the Company expects to receive, discounted at an approximation of the original effective interest rate. The expected cash flows will include cash flows from the sale of collateral held or other credit enhancements that are integral to the contractual terms.

ECLs are recognized in two stages. For credit exposures for which there has not been a significant increase in credit risk since initial recognition, ECLs are provided for credit losses that result from default events that are possible within the next 12-months (a 12-month ECL). For those credit exposures for which there has been a significant increase in credit risk since initial recognition, a loss allowance is required for credit losses expected over the remaining life of the exposure, irrespective of the timing of the default (a lifetime ECL).

For some trade receivables and contract assets based on available information, the Company applies the simplified approach in calculating ECLs. Therefore, the Company does not track changes in credit risk, but instead recognizes a loss allowance based on lifetime ECLs at each reporting date. The Company has established a loss rate approach that is based on its historical credit loss experience, adjusted for forward-looking factors specific to the debtors and the economic environment.

Financial liabilities

Initial recognition

Financial liabilities are classified, at initial recognition, as financial liabilities at fair value through profit or loss, loans and borrowings, payables, or as derivatives designated as hedging instruments in an effective hedge, as appropriate.

All financial liabilities are recognized initially at fair value and, in the case of loans and borrowings and payables, net of directly attributable transaction costs.

The Company’s financial liabilities include trade and other payables, loans and borrowings including bank overdrafts, and derivative financial instruments.

— Subsequent measurement

The measurement of financial liabilities depends on their classification, as described below:

Financial liabilities at fair value through profit or loss financial liabilities at fair value through profit or loss include financial liabilities held for trading and financial liabilities designated upon initial recognition as at fair value through profit or loss. IFRS

Financial liabilities are classified as held for trading if they are incurred for the purpose of repurchasing in the near term. This category also includes derivative financial instruments entered into by the Company that are not designated as hedging instruments in hedge relationships as defined by IFRS 9. Separated embedded derivatives are also classified as held for trading unless they are designated as effective hedging instruments.

Gains or losses on liabilities held for trading are recognized in the statements of profit or loss.

Financial liabilities designated upon initial recognition at fair value through profit or loss are designated at the initial date of recognition, and only if the criteria in IFRS 9 are satisfied. The Company has not designated any financial liability as at fair value through profit or loss.

Loans and borrowings

After initial recognition, interest-bearing loans and borrowings are subsequently measured at amortized cost using the EIR method. Gains and losses are recognized in profit or loss when the liabilities are derecognized as well as through the EIR amortization process.

Amortized cost is calculated by taking into account any discount or premium on acquisition and fees or costs that are an integral part of the EIR. The EIR amortization is included as finance costs in the statements of profit or loss.

Derecognition of financial liabilities

A financial liability is derecognized when the obligation under the liability is discharged, cancelled or expires. When an existing financial liability is replaced by another from the same lender on substantially different terms, or the terms of an existing liability are substantially modified, such an exchange or modification is treated as the derecognition of the original liability and the recognition of a new liability. The difference in the respective carrying amounts is recognized in the statements of profit or loss.

Offsetting of financial instruments

Financial assets and financial liabilities are offset and the net amount is reported in the consolidated statements of financial position if there is a currently enforceable legal right to offset the recognized amounts and there is an intention to settle on a net basis, to realize the assets and settle the liabilities simultaneously.

o) Transactions in foreign currency

Transactions in foreign currency are initially recorded at the prevailing exchange rate at the time of the related transactions. Foreign currency denominated assets and liabilities are subsequently translated at the prevailing exchange rate at the financial statements reporting date. Exchange differences determined from the transaction date to the time foreign currency denominated assets and liabilities are settled or translated at the financial statements reporting date are charged or credited to the results of operations.

In determining the spot exchange rate to use on initial recognition of the related asset, expense or income (or part of it) on the derecognition of a non-monetary asset or non-monetary liability relating to advance consideration, the date of the transaction is the date on which the Company initially recognizes the non-monetary asset or non-monetary liability arising from the advance consideration. If there are multiple payments or receipts in advance, the Company determines the transaction date for each payment or receipt of advance consideration.

The exchange rates used for the translation of foreign currencies against the Mexican peso are as follows:

		Average exchange rate			Closing exchange rate at December 31,
Country or Zone	Currency	2016	2017	2018	2017	2018
Argentina (1)	Argentine Peso (AR$)	1.2632	1.1489	0.7311	1.0610	0.5221
Brazil	Real (R$)	5.3868	5.9346	5.2937	5.9815	5.0797
Colombia	Colombian Peso (COP$)	0.0061	0.0064	0.0065	0.0066	0.0061
Guatemala	Quetzal	2.4548	2.5755	2.5591	2.6940	2.5440
U.S.A. (2)	US Dollar	18.6529	18.9400	19.2397	19.7867	19.6829
Uruguay	Uruguay Peso	0.6206	0.6606	0.6274	0.6869	0.6074
Nicaragua	Cordoba	0.6515	0.6307	0.6097	0.6428	0.6088
Honduras	Lempira	0.8109	0.8007	0.7994	0.8330	0.8031
Chile	Chilean Peso	0.0276	0.0292	0.0300	0.0322	0.0283
Paraguay	Guaraní	0.0033	0.0034	0.0034	0.0035	0.0033
Peru	Sol (PEN$)	5.5232	5.8054	5.8517	6.0976	5.8406
Dominican Republic	Dominican Peso	0.4048	0.3983	0.3876	0.4095	0.3898
Costa Rica	Colon	0.0338	0.0331	0.0332	0.0346	0.0322
European Union	Euro	20.6334	21.3649	22.7101	23.7539	22.5586
Bulgaria	Lev	10.5483	10.9223	11.6110	12.1406	11.5327
Belarus	New Belarusian Ruble	9.3929	9.8087	9.4451	9.9882	9.1319
Croatia	Croatian Kuna	2.7392	2.8619	3.0613	3.1954	3.0435
Macedonia	Macedonian Denar	0.3350	0.3471	0.3688	0.3861	0.3667
Serbia	Serbian Denar	0.1676	0.1762	0.1920	0.2009	0.1907

(1)	Year-end rates are used for the translation of revenues and expenses if IAS 29 “Financial Reporting in Hyperinflationary Economies” is applied.

Financial reporting in hyperinflationary economies

Financial statements of Argentina subsidiaries are restated before translation to the reporting currency of the Company and before consolidation in order to reflect the same value of money for all items. Items recognized in the statements of financial position which are not measured at the applicable year-end measuring unit are restated based on the general price index. All non-monetary items measured at cost or amortized cost is restated for the changes in the general price index from the date of transaction or the last hyperinflationary calculation to the reporting date. Monetary items are not restated. All items of shareholders’ equity are restated for the changes in the general price index since their addition or the last hyperinflationary calculation until the end of the reporting period. All items of comprehensive income are restated for the change in a general price index from the date of initial recognition to the reporting date. Gains and losses resulting from the net-position of monetary items are reported in the consolidated statements of operations in financial result in exchange differences. In accordance with IFRS prior year financial statements were not restated.

(2)	Includes U.S.A., Ecuador, El Salvador, Puerto Rico and Panama.

As of April 9, 2019, the exchange rate between the US dollar and the Mexican Peso was $18.9701.

p) Accounts payable, accrued liabilities and provisions

Liabilities are recognized whenever (i) the Company has current obligations (legal or assumed) resulting from a past event, (ii) when it is probable the obligation will give rise to a future cash disbursement for its settlement, and (iii) the amount of the obligation can be reasonably estimated.

When the effect of the time value of money is significant, the amount of the liability is determined as the present value of the expected disbursements to settle the obligation. The discount rate is determined on a pre-tax basis and reflects current market conditions at the financial statements´ reporting date and, where appropriate, the risks specific to the liability. Where discounting is used, an increase in the liability is recognized as finance expense.

Contingent liabilities are recognized only when it is probable they will give rise to a future cash disbursement for their settlement.

Also, contingencies are only recognized when they will generate a loss.

q) Employee benefits

The Company has defined benefit pension plans for its subsidiaries Puerto Rico Telephone Company, Teléfonos de Mexico, Claro Brasil, and Telekom Austria. Claro Brasil also has medical plans and defined contribution plans and Telekom Austria provides retirement benefits to its employees under a defined contribution plan. The Company recognizes the costs of these plans based upon independent actuarial computations and are determined using the projected unit credit method. The latest actuarial computations were prepared as of December 31, 2018.

Mexico

Mexican subsidiaries have the obligation to pay seniority premiums to personnel based on the Mexican Federal labor law which also establishes the obligation to make certain payments to personnel who cease to provide services under certain circumstances. Pensions (for Telmex) and seniority premiums are determined based on the salary of employees in their final year of service, the number of years worked at and their age at the moment of retirement.

The costs of pensions, seniority premiums and severance benefits, are recognized based on calculations by independent actuaries using the projected unit credit method using financial hypotheses, net of inflation.

Telmex has established an irrevocable trust fund and makes annual contributions to that fund.

Puerto Rico

In Puerto Rico, the Company has noncontributing pension plans for full-time employees, which are tax qualified as they meet Employee Retirement Income Security Act of 1974 requirements.

The pension benefit is composed of two elements:

(i) An employee receives an annuity at retirement if they meet the rule of 85 (age at retirement plus accumulated years of service). The annuity is calculated by applying a percentage times years of services to the last three years of salary.

(ii) The second element is a lump-sum benefit based on years of service ranging from 9 to 12 months of salary. Health care and life insurance benefits are also provided to retirees under a separate plan (post-retirement benefits).

Brazil

Claro Brasil provides a defined benefit plan and post-retirement medical assistance plan, and a defined contribution plan, through a pension fund that supplements the government retirement benefit for certain employees.

Under the defined benefit plan, the Company makes monthly contributions to the pension fund equal to 17.5% of the employee’s aggregate salary. In addition, the Company contributes a percentage of the aggregate salary base for funding the post-retirement medical assistance plan for the employees who remain in the defined benefit plan. Each employee makes contributions to the pension fund based on age and salary. All newly hired employees automatically adhere to the defined contribution plan and no further admittance to the defined benefit plan is allowed. For the defined contribution plan, see Note 17.

Austria

Telekom Austria provides retirement benefits to its employees under defined contribution and defined benefit plans.

The Company pays contributions to publicly or privately administered pension or severance insurance plans on mandatory or contractual basis. Once the contributions have been paid, the Company has no further payment obligations. The regular contributions are recognized as employee expenses in the year in which they are due.

All other employee benefit obligations provided in Austria are unfunded defined benefit plans for which the Company records provisions which are calculated using the projected unit credit method. The future benefit obligations are measured using actuarial methods on the basis of an appropriate assessment of the discount rate, rate of employee turnover, rate of compensation increase and rate of increase in pensions.

For severance and pensions, the subsidiary recognizes actuarial gains and losses in other comprehensive income. The re-measurement of defined benefit plans relates to actuarial gains and losses only as Telekom Austria holds no plan assets. Interest expense related to employee benefit obligations is reported in “Valuation of derivatives, interests cost from labor obligation and other financial items, net” in the statements of comprehensive income.

Other subsidiaries

For the rest of the Company’s subsidiaries, there are no defined benefit plans or compulsory defined contribution structures. However, certain subsidiaries make contributions to national pension, social security and severance plans in accordance with the percentages and rates established by the applicable social security and labor laws of each country. Such contributions are made to the entities designated by the countries legislation and are recorded as direct labor expenses in the consolidated statements of comprehensive income as they are incurred.

Remeasurements of defined benefit plans, comprising of actuarial gains and losses, the effect of the asset ceiling, excluding net interest and the return on plan assets (excluding net interest), are recognized immediately in the consolidated statements of financial position with a corresponding debit or credit to retained earnings through OCI in the period in which they occur. Re-measurements are not reclassified to profit or loss in subsequent periods.

Past service costs are recognized in profit or loss on the earlier of:

(i)	The date of the plan amendment or curtailment, and

(ii)	The date that the Company recognizes restructuring-related costs

Net interest on liability for defined benefits is calculated by applying the discount rate to the net defined benefit liability or asset and it is recognized in the “valuation of derivatives, interest cost from labor obligations and other financial items” in the consolidated statements of comprehensive income. The Company recognizes the changes in the net defined benefit obligation under “Cost of sales and services” and “Commercial, administrative and general expenses” in the consolidated statements of comprehensive income.

Paid absences

The Company recognizes a provision for the cost of paid absences, such as vacation time, based on the accrual method.

r) Employee profit sharing

Employee profit sharing is paid by certain subsidiaries of the Company to its eligible employees. The Company has employee profit sharing in Mexico, Ecuador and Peru. In Mexico, employee profit sharing is computed at the rate of 10% on the individual subsidiaries taxable base adjusted for employee profit sharing purposes as provided by law.

Employee profit sharing is presented as an operating expense in the consolidated statements of comprehensive income.

s) Taxes

Income taxes

Current income tax payable is presented as a short-term liability, net of prepayments made during the year.

Deferred income tax is determined using the liability method based on the temporary differences between the tax values of the assets and liabilities and their book values at the consolidated financial statements reporting date.

Deferred tax assets and liabilities are measured using the tax rates that are expected to be in effect in the period when the asset will materialize or the liability will be settled, based on the enacted tax rates (and tax legislation) that have been enacted or substantially enacted at the financial statements reporting date. The value of deferred tax assets is reviewed by the Company at each financial statements reporting date and is reduced to the extent that it is more likely that the Company will not have sufficient future tax profits to allow for the realization of all or a part of its deferred tax assets. Unrecognized deferred tax assets are revalued at each financial statements reporting date and are recognized when it is more likely that there will be sufficient future tax profits to allow for the realization of these assets.

Deferred taxes relating to items recognized in Other Comprehensive Income are recognized together with the concept that generated such deferred taxes. Deferred taxes consequence on unremitted earnings from subsidiaries and associates are considered as temporary differences, when the timing of the reversal of the temporary differences can be controlled and it is probable that the temporary differences will not reverse in the foreseeable future. Taxes withheld on remitted foreign earnings are creditable against Mexican taxes, thus to the extent that a remittance is to be made, the deferred tax would be limited to the incremental difference between the Mexican tax rate and the rate of the remitting country. As of December 31, 2017 and 2018, the Company has not provided for any deferred taxes related to unremitted foreign earnings.

The Company offsets tax assets and liabilities if it has a legally enforceable right to set off current tax assets and current tax liabilities and the deferred tax assets and deferred tax liabilities relate to income taxes levied by the same tax authority.

Sales tax

Revenues, expenses and assets are recognized net of the amount of sales tax, except:

•

When the sales tax incurred on a purchase of assets or services is not recoverable from the taxation authority, in which case, the sales tax is recognized as part of the cost of acquisition of the asset or as part of the expense item, as applicable.

•	Receivables and payables that are stated with the amount of sales tax included.

The net amount of sales tax recoverable from, or payable to, the tax authorities is included as part of the current receivables or payables in the consolidated statements of financial position unless they are due in more than a year in which case they are classified as non-current.

t) Advertising

Advertising expenses are recognized as incurred. For the years ended December 31, 2016, 2017 and 2018, advertising expenses were Ps. 28,180,538, Ps. 28,718,563 and Ps. 26,255,952 , respectively, and are presented in the consolidated statements of comprehensive income in the caption “Commercial, administrative and general expenses”.

u) Earnings per share

Basic and diluted earnings per share are determined by dividing net profit of the year by the weighted-average number of shares outstanding during the year. In determining the weighted average number of outstanding shares, shares repurchased by the Company have been excluded.

v) Financial risks

The main risks associated with the Company’s financial instruments are: (i) liquidity risk, (ii) market risk (foreign currency exchange risk and interest rate risk) and (iii) credit risk and counterparty risk. The Board of Directors approves the policies submitted by management to mitigate these risks.

i) Liquidity risk

Liquidity risk is the risk that the Company may not meet its financial obligations associated with financial instruments when they are due. The Company’s financial obligations and commitments are included in Notes 14 and 16.

ii) Market risk

The Company is exposed to certain market risks derived from changes in interest rates and fluctuations in exchange rates of foreign currencies. The Company’s debt is denominated in foreign currencies, mainly in US dollars and euros, other than its functional currency. In order to reduce the risks related to fluctuations in the exchange rate of foreign currency, the Company uses derivative financial instruments such as cross-currency swaps and forwards to adjust exposures resulting from foreign exchange currency. The Company does not use derivatives to hedge the exchange risk arising from having operations in different countries.

Additionally, the Company occasionally uses interest rate swaps to adjust its exposure to the variability of the interest rates or to reduce their financing costs. The Company’s practices vary from time to time depending on judgments about the level of risk, expectations of change in the movements of interest rates and the costs of using derivatives. The Company may terminate or modify a derivative financial instrument at any time. See Note 7 for disclosure of the fair value of derivatives as of December 31, 2017 and 2018.

iii) Credit risk

Credit risk represents the loss that could be recognized in case the counterparties fail to comply with their contractual obligations.

The financial instruments that potentially represent concentrations of credit risk are cash and short-term deposits, trade accounts receivable and financial instruments related to debt and derivatives. The Company’s policy is designed in order to limit its exposure to any one financial institution; therefore, the Company’s financial instruments are contracted with several different financial institutions located in different geographic regions.

The credit risk in accounts receivable is diversified because the Company has a broad customer base that is geographically dispersed. The Company continuously evaluates the credit conditions of its customers and generally does not require collateral to guarantee collection of its accounts receivable. The Company monitors on a monthly basis its collection cycle to avoid deterioration of its results of operations.

A portion of the Company’s cash surplus is invested in short- term deposits with financial institutions with high credit ratings.

iv) Sensitivity analysis for market risks

The Company uses sensitivity analyses to measure the potential losses based on a theoretical increase of 100 basis points in interest rates and a 5% fluctuation in exchange rates:

Interest rate

In the event that the Company’s agreed-upon interest rates at December 31, 2018 increased/(decreased) by 100 basis points, the increase in net interest expense would increase/(decrease) by Ps. 32,136,984 and Ps. (31,773,439), respectively.

Exchange rate fluctuations

Should the Company’s debt at December 31, 2018 of Ps. 638,922,453, suffer a 5% increase/(decrease) in exchange rates, the debt would increase/(decrease) by Ps. 3,165,958 and Ps. (10,940,798), respectively.

w) Derivative financial instruments

Derivative financial instruments are recognized in the consolidated statements of financial position at fair value. Valuations obtained by the Company are compared against those of the financial institutions with which the agreements are entered into, and it is the Company’s policy to compare such fair value to a valuation provided by an independent pricing provider in case of discrepancies. Changes in the fair value of derivatives that do not qualify as hedging instruments are recognized immediately in the line “Valuation of derivatives, interest cost from labor obligations and other financial items, net”.

The Company is exposed to interest rate and foreign currency risks, which tries to mitigate through a controlled risk management program that includes the use of derivative financial instruments. The Company principally uses to offset the risk of exchange rate and interest rate fluctuations. Additionally, for the years ended December 31, 2017 certain of the Company’s derivative financial instruments had been designated, and had qualified, as cash flow hedges. The effective portion of gains or losses on the cash flow derivatives is recognized in equity under the heading “Effect for fair value of derivatives”, and the ineffective portion is charged to results of operations of the period.

x) Current versus non-current classification

The Company presents assets and liabilities in its consolidated statements of financial position based on current/non-current classification.

An asset is current when it is either:

(i)	Expected to be realized or intended to be sold or consumed in the normal operating cycle.

(ii)	Held primarily for the purpose of trading.

(iii)	Expected to be realized within twelve months after the reporting period.

(iv)	Cash and cash equivalents unless restricted from being exchanged or used to settle a liability for at least twelve months after the reporting period.

A liability is current when:

•	It is expected to be settled in the normal operating cycle.

•	It is held primarily for the purpose of trading.

•	It is due to be settled within twelve months after the reporting period.

•	There is no unconditional right to defer the settlement of the liability for at least twelve months after the reporting period.

The Company classifies all other assets and liabilities, including deferred tax assets and liabilities, as non-current.

y) Presentation of consolidated statements of comprehensive income

The costs and expenses shown in the consolidated statements of comprehensive income are presented in combined manner (based on both their function and nature), which allows a better understanding of the components of the Company’s operating income. This classification allows a comparison to the telecommunications industry.

The Company presents operating income in its consolidated statements of comprehensive income since it is a key indicator of the Company’s performance. Operating income represents operating revenues less operating costs and expenses.

The employee benefits expense recognized for the years ended December 31, 2016, 2017 and 2018 of Ps. 46,759,415, Ps. 48,696,331 and Ps. 47,671,143, respectively is presented as “Cost of sales and services” and of Ps. 63,691,855, Ps. 66,920,537 and Ps. 67,936,876, respectively is presented in “Commercial, administrative and general expenses”.

z) Operating segments

Segment information is presented based on information used by management in its decision-making processes. Segment information is presented based on the geographic areas in which the Company operates.

The management of the Company is responsible for making decisions regarding the resources to be allocated to the Company’s different segments, as well as evaluating the performance of each segment. Intersegment revenues and costs, intercompany balances as well as investments in shares in consolidated entities are eliminated upon consolidation and reflected in the “eliminations” column in Note 22.

None of the segments records revenue from transactions with a single external customer amounting to 10% or more of the revenues.

Aa) Convenience translation

At December 31, 2018, amounts in U.S. dollars have been included in the consolidated financial statements solely for the convenience of the reader and amounts this translation is not accordance with IFRS have been translated from Mexican pesos at December 31, 2018 at an exchange rate of Ps. 19.6829 per U.S. dollar, which was the exchange rate at that date. Such translation should not be construed as a representation that the Mexican peso can be converted to U.S. dollars at the exchange rate in effect on December 31, 2018 or any other exchange rate.

Ab) Significant accounting judgments, estimates and assumptions

In preparing its consolidated financial statements, the Company makes estimates concerning a variety of matters. Some of these matters are highly uncertain, and its estimates involve judgments it makes based on the available information. In the discussion below, the Company has identified several of these matters for which its financial statements would be materially affected if either (1) the Company uses different estimates that it could have reasonably used or (2) in the future América Móvil changes its estimates in response to changes that are reasonably likely to occur.

The following discussion addresses only those estimates that the Company considers most important based on the degree of uncertainty and the likelihood of a material impact had it used a different estimate. There are many other areas in which the Company uses estimates about uncertain matters, but the reasonably likely effect of changed or different estimates is not material to the financial presentation for those other areas.

Estimated useful lives of plant, property and equipment

The Company currently depreciates most of its network infrastructure based on an estimated useful life determined upon the expected particular conditions of operation and maintenance in each of the countries in which it operates. The estimates are based on AMX’s historical experience with similar assets, anticipated technological changes and other factors, taking into account the practices of other telecommunications companies. The Company reviews estimated useful lives each year to determine, for each particular class of assets, whether they should be changed. The Company may shorten/extend the estimated useful life of an asset class in response to technological changes, changes in the market or other developments. This results in increased/decreased depreciation expense. See Notes 2j) and 10.

Impairment of Long-Lived Assets

The Company has large amounts of long-lived assets, including property, plant and equipment, intangible assets, investments in affiliates and goodwill on its consolidated statements of financial position. The Company is required to test long-lived assets for impairment when circumstances indicate a potential impairment or, in some cases, at least on an annual basis. The impairment analysis for long-lived assets requires the Company to estimate the recoverable amount of the asset, which is the higher of its fair value (minus any disposal costs) and its value in use. To estimate the fair value of a long-lived asset, the Company typically takes into account recent market transactions or, if no such transactions can be identified, the Company uses a valuation model that requires making certain assumptions and estimates. Similarly, to estimate the value in use of long-lived assets, the Company typically makes various assumptions about the future prospects for the business to which the asset relates, considers market factors specific to that business and estimates future cash flows to be generated by that business. Based on this impairment analysis, including all assumptions and estimates related thereto, as well as guidance provided by IFRS relating to the impairment of long-lived assets different assumptions and estimates could materially impact the Company’s reported financial results. More conservative assumptions of the anticipated future benefits from these businesses could result in impairment charges, which would decrease net income and result in lower asset values on the consolidated statements of financial position. Conversely, less conservative assumptions could result in smaller or no impairment charges, higher net income and higher asset values. The key assumptions used to determine the recoverable amount for the Company’s CGUs, are further explained in Notes 2l), 10 and 11.

Deferred Income Taxes

The Company is required to estimate its income taxes in each of the jurisdictions in which it operates. This process involves the jurisdiction-by-jurisdiction estimation of actual current tax exposure and the assessment of temporary differences resulting from the differing treatment of certain items, such as accruals and amortization, for tax and financial reporting purposes, as well as net operating loss carry-forwards and other tax credits. These items result in deferred tax assets and liabilities as discussed in Note 2 s). The analysis is based on estimates of taxable income in the jurisdictions in which the Company operates and the period on which the deferred tax assets and liabilities will be recovered or settled. If actual results differ from these estimates, or the Company adjusts these estimates in future periods, its financial position and results of operations may be materially affected.

In assessing the future realization of deferred tax assets, the Company considers future taxable income, ongoing planning strategies and future results in its operations. In the event that the estimates of projected future taxable income are lowered, or changes in current tax regulations are enacted that would impose restrictions on the timing or extent of the ability to utilize the tax benefits of net operating loss carry-forwards in the future, an adjustment to the recorded amount of deferred tax assets would be made, with a related charge to income. See Note 13.

Accruals

Accruals are recorded when, at the end of the period, the Company has a present obligation as a result of past events, whose settlement requires an outflow of resources that is considered probable and can be measured reliably. This obligation may be legal or constructive, arising from, but not limited to, regulation, contracts, common practice or public commitments, which have created a valid expectation for third parties that the Company will assume certain responsibilities. The amount recorded is the best estimation performed by the Company’s management in respect of the disbursement that will be required to settle the obligations, considering all the information available at the date of the financial statements, including the opinion of external experts, such as legal advisors or consultants. Accruals are adjusted to account for changes in circumstances for ongoing matters and the establishment of additional accruals for new matters.

If the Company is unable to reliably measure the obligation, no accrual is recorded and information is then presented in the notes to its consolidated financial statements. Because of the inherent uncertainties in these estimations, actual expenditures may be different from the originally estimated amount recognized. See Note 15.

The Company is subject to various claims and contingencies related to tax, labor and legal proceedings as described in Note 16c).

Labor Obligations

The Company recognizes liabilities on its consolidated statements of financial position and expenses in its statements of comprehensive income to reflect its obligations related to its post-retirement seniority premiums, pension and retirement plans in the countries in which it operates and offer defined contribution and benefit pension plans. The amounts the Company recognizes are determined on an actuarial basis that involves estimations and accounts for post-retirement and termination benefits.

The Company uses estimates in four specific areas that have a significant effect on these amounts: (i) the rate of return the Company assumes its pension plans will earn on its investments, (ii) the salaries increase rate that the Company assumes it will observe in future years, (iii) the discount rates that the Company uses to calculate the present value of its future obligations and (iv) the expected inflation rate. The assumptions applied are further disclosed in Note 17. These estimates are determined based on actuarial studies performed by independent experts using the projected unit-credit method.

ac) Retrospective adjustment

The following amounts in the consolidated statements of comprehensive income for the years ended December 31, 2016 and 2017, have been retrospectively reclassified to conform to the presentation for the year ended December 31, 2018.

In the Consolidated Statements of Comprehensive Income:

	As reported 2016		Retrospective reclassification		2016 As adjustments
Operating revenues:
Mobile voice services	Ps.	242,302,380	Ps.	(242,302,380)	Ps.	—
Fixed voice services		95,299,154		(95,299,154)		—
Mobile data services		256,936,895		(256,936,895)		—
Fixed data services		126,278,206		(126,278,206)		—
Pay television		78,268,778		(78,268,778)		—
Other related services		32,799,952		(32,799,952)		—
Revenues services		—		831,885,365		831,885,365

	Ps.	831,885,365	Ps.	—	Ps.	831,885,365

	As reported 2017		Retrospective reclassification		2017 As adjustments
Operating revenues:
Mobile voice services	Ps.	221,751,600	Ps.	(221,751,600)	Ps.	—
Fixed voice services		89,856,743		(89,856,743)		—
Mobile data services		308,526,994		(308,526,994)		—
Fixed data services		139,277,613		(139,277,613)		—
Pay television		86,882,606		(86,882,606)		—
Other related services		32,115,767		(32,115,767)		—
Revenues services		—		878,411,323		878,411,323

	Ps.	878,411,323	Ps.	—	Ps.	878,411,323